Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 673,944	$ 1,167,736	$ 1,161,568
Capitalization	131,127	161,828	299,368
Amortization	(242,605)	(289,641)	(93,621)
Interest	38,936	43,279	38,892
Change in shadow DSI	475,128	(409,258)	(238,471)
Balance, end of year	$ 1,076,530	$ 673,944	$ 1,167,736